Loans and Borrowings - Schedule of Reconciliation of Movements of Liabilities and Equity to Cash Flows Arising from Financing Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Bank loan and financial institution [Member]
Loans and Borrowings - Schedule of Reconciliation of Movements of Liabilities and Equity to Cash Flows Arising from Financing Activities (Details) [Line Items]
Balance at beginning	$ 1,240,523	$ 836,008
Total changes from financing cash flows	(258,604)	291,533
Effect of changes in foreign exchange rates	(82,983)	23,079
Other changes
Liability-related
Recognition of lease liabilities
Derecognition of lease liabilities
Conversion with Class A shares
Share issuance for services
Interest expense	50,965	89,903
Total liability-related other changes	50,965	89,903
Shares repurchase-Offset with receivables
Total equity-related other changes
Balance at ending	949,901	1,240,523
Proceeds from loans and borrowings	448,442	931,862
Shares repurchase-Payment
Payment of loans and borrowings	(707,046)	(550,426)
Payment of lease liabilities
Interest paid		(89,903)
Amount due to related party [Member]
Loans and Borrowings - Schedule of Reconciliation of Movements of Liabilities and Equity to Cash Flows Arising from Financing Activities (Details) [Line Items]
Balance at beginning		736,129
Total changes from financing cash flows
Effect of changes in foreign exchange rates		1,756
Other changes		(19,229)
Liability-related
Recognition of lease liabilities
Derecognition of lease liabilities
Conversion with Class A shares		(728,526)
Share issuance for services
Interest expense		9,870
Total liability-related other changes		(718,656)
Shares repurchase-Offset with receivables
Total equity-related other changes
Balance at ending
Proceeds from loans and borrowings
Shares repurchase-Payment
Advance payment to a related party
Payment of loans and borrowings
Payment of lease liabilities
Net proceeds from issue of Class A ordinary shares
Interest paid
Amount due from related party [Member]
Loans and Borrowings - Schedule of Reconciliation of Movements of Liabilities and Equity to Cash Flows Arising from Financing Activities (Details) [Line Items]
Balance at beginning	84,322	219,369
Total changes from financing cash flows	(269,292)	(178,040)
Effect of changes in foreign exchange rates	(43,664)	1,955
Other changes
Liability-related
Recognition of lease liabilities	1,373,518	52,664
Issuance of warrant
Derecognition of lease liabilities		(21,714)
Conversion with Class A shares
Share issuance for services
Interest expense	67,702	10,088
Total liability-related other changes	1,441,220	41,038
Payment of offering cost- Offset with prepayment
Shares repurchase-Offset with receivables
Total equity-related other changes
Balance at ending	1,212,586	84,322
Proceeds from loans and borrowings
Shares repurchase-Payment
Advance payment to a related party
Payment of loans and borrowings
Payment of lease liabilities	(269,292)	(178,040)
Net proceeds from issue of Class A ordinary shares
Interest paid
Loan from a third party [Member]
Loans and Borrowings - Schedule of Reconciliation of Movements of Liabilities and Equity to Cash Flows Arising from Financing Activities (Details) [Line Items]
Balance at beginning
Total changes from financing cash flows	(1,012,458)
Effect of changes in foreign exchange rates
Other changes
Liability-related
Recognition of lease liabilities
Issuance of warrant
Derecognition of lease liabilities
Conversion with Class A shares
Share issuance for services
Interest expense
Total liability-related other changes
Payment of offering cost- Offset with prepayment
Shares repurchase-Offset with receivables	(285,792)
Total equity-related other changes	(285,792)
Balance at ending	(1,298,250)
Proceeds from loans and borrowings
Shares repurchase-Payment	(1,012,458)
Advance payment to a related party
Payment of loans and borrowings
Payment of lease liabilities
Net proceeds from issue of Class A ordinary shares
Interest paid
Convertible Note [Member]
Loans and Borrowings - Schedule of Reconciliation of Movements of Liabilities and Equity to Cash Flows Arising from Financing Activities (Details) [Line Items]
Balance at beginning	3,564,150	1,228,037
Total changes from financing cash flows	3,922,650
Effect of changes in foreign exchange rates	(81,999)
Other changes
Liability-related
Recognition of lease liabilities
Issuance of warrant	(84,882)
Derecognition of lease liabilities
Conversion with Class A shares		736,113
Share issuance for services		1,600,000
Interest expense
Total liability-related other changes	(84,882)	2,336,113
Payment of offering cost- Offset with prepayment	(2,039,513)
Shares repurchase-Offset with receivables
Total equity-related other changes	(2,039,513)
Balance at ending	5,280,406	3,564,150
Proceeds from loans and borrowings
Shares repurchase-Payment
Advance payment to a related party
Payment of loans and borrowings
Payment of lease liabilities
Net proceeds from issue of Class A ordinary shares	3,922,650
Interest paid
Lease liabilities [member]
Loans and Borrowings - Schedule of Reconciliation of Movements of Liabilities and Equity to Cash Flows Arising from Financing Activities (Details) [Line Items]
Balance at beginning		7,587
Total changes from financing cash flows
Effect of changes in foreign exchange rates
Other changes
Liability-related
Recognition of lease liabilities
Derecognition of lease liabilities
Conversion with Class A shares		(7,587)
Share issuance for services
Interest expense
Total liability-related other changes		(7,587)
Shares repurchase-Offset with receivables
Total equity-related other changes
Balance at ending
Proceeds from loans and borrowings
Shares repurchase-Payment
Advance payment to a related party
Payment of loans and borrowings
Payment of lease liabilities
Net proceeds from issue of Class A ordinary shares
Interest paid
Treasury shares reserve [Member]
Loans and Borrowings - Schedule of Reconciliation of Movements of Liabilities and Equity to Cash Flows Arising from Financing Activities (Details) [Line Items]
Balance at beginning	4,925,218	3,027,130
Total changes from financing cash flows	2,720,068	113,493
Effect of changes in foreign exchange rates	(205,907)	26,790
Other changes	(34,797)	16,994
Liability-related
Recognition of lease liabilities	1,373,518	52,664
Issuance of warrant	(84,882)
Derecognition of lease liabilities		(21,714)
Conversion with Class A shares
Share issuance for services		1,600,000
Interest expense	118,667	109,861
Total liability-related other changes	1,407,303	1,740,811
Payment of offering cost- Offset with prepayment	(2,039,513)
Shares repurchase-Offset with receivables	(285,792)
Total equity-related other changes	(2,325,305)
Balance at ending	6,486,580	4,925,218
Proceeds from loans and borrowings	1,323,502	931,862
Shares repurchase-Payment	(1,012,458)
Advance payment to a related party	(359,142)
Payment of loans and borrowings	(885,192)	(550,426)
Payment of lease liabilities	(269,292)	(178,040)
Net proceeds from issue of Class A ordinary shares	$ 3,922,650
Interest paid		$ (89,903)